Provisions - Provision for tax and legal matters (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 08, 2013
Provisions
Provisions	$ 6,800	$ 6,730	$ 7,202	$ 6,580
Other payments	284	746	413
Amount paid to external lawyers	284	431
Provisions for tax and legal matters
Provisions
Provisions	1,516	1,072	1,306	$ 1,005
Other payments	284	431	323
Provision for various tax claims
Provisions
Provisions	50	49
Tax-related proceedings, Claim of nullity
Provisions
Proposed settlement amount					$ 58
Other payments			53
Other tax issues, Derivative transactions
Provisions
Other payments	1	5	$ 18
Non-tax-related proceedings
Provisions
Provisions	$ 1,466	$ 1,023